Virginia Electric and Power Company Consolidated Statements of Common Shareholder's Equity - USD ($) shares in Thousands, $ in Millions	Total	Common Stock	AOCI	Virginia Electric and Power Company	Virginia Electric and Power Company Common Stock	Virginia Electric and Power Company Other Paid-In Capital	Virginia Electric and Power Company Retained Earnings	Virginia Electric and Power Company AOCI
Beginning balance at Dec. 31, 2019				$ 13,989	$ 5,738	$ 1,113	$ 7,167	$ (29)
Beginning balance (in shares) at Dec. 31, 2019		838,000			275
Net income (loss) attributable to Dominion Energy	$ (401)			1,021			1,021
Dividends				(430)			(430)
Other comprehensive loss, net of tax	76		$ 76	(23)				(23)
Ending balance at Dec. 31, 2020			(1,717)	14,557	$ 5,738	1,113	7,758	(52)
Ending Balance (in shares) at Dec. 31, 2020		806,000			275
Net income (loss) attributable to Dominion Energy	3,288			1,712			1,712
Dividends				(300)			(300)
Other comprehensive loss, net of tax	259		259	11				11
Ending balance at Dec. 31, 2021	27,308		(1,458)	15,980	$ 5,738	1,113	9,170	(41)
Ending Balance (in shares) at Dec. 31, 2021		810,000			275
Net income (loss) attributable to Dominion Energy	994			1,215			1,215
Other comprehensive loss, net of tax	(114)		(114)	50				50
Ending balance at Dec. 31, 2022	$ 27,881		$ (1,572)	$ 17,245	$ 5,738	$ 1,113	$ 10,385	$ 9
Ending Balance (in shares) at Dec. 31, 2022		835,000			275